As filed with the Securities and Exchange Commission on 2/28/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07760

KEELEY SMALL CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

KEELEY FUNDS, INC.
401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

STEVE GOODMAN
MELTZER, PURTILL & STELLE, LLC
1515 E. WOODFIELD RD.
2ND FLOOR
SCHAUMBURG, IL 60173
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: 9/30/07

Date of reporting period: 12/31/06

Item 1. Schedule of Investments.

KEELEY SMALL CAP VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 98.8%	Value

	Aerospace & Defense - 3.2%
770,000	GenCorp, Inc. *	$10,795,400
1,265,000	Hexcel Corp. *	22,023,650
570,000	K & F Industries Holdings, Inc. *	12,944,700
650,000	KBR, Inc. *	17,004,000
690,000	Ladish, Inc. *	25,585,200
620,000	Teledyne Technologies, Inc. *	24,880,600
		113,233,550

	Air Freight & Logistics - 0.4%
340,000	Atlas Air Worldwide Holdings, Inc. *	15,130,000

	Auto Components - 1.4%
905,000	LKQ Corp. *	20,805,950
875,000	Midas, Inc. *	20,125,000
274,000	Sauer-Danfoss, Inc.	8,836,500
		49,767,450

	Business Services - 0.5%
415,000	Fidelity National Information Services, Inc.	16,637,350

	Capital Markets - 3.0%
435,000	Cowen Group, Inc. *	9,200,250
955,714	Epoch Holding Corp. *	9,499,797
227,500	Jefferies Group, Inc.	6,101,550
1,055,000	LaBranche & Co., Inc. *	10,370,650
195,000	Lazard Ltd.	9,231,300
376,000	Piper Jaffray Cos. *	24,496,400
857,500	SWS Group, Inc.	30,612,750
1,135,000	Van der Moolen Holding N.V. ADR	6,662,450
		106,175,147

	Coal - 1.0%
1,070,000	Alpha Natural Resources, Inc. *	15,226,100
650,000	Foundation Coal Holdings, Inc.	20,644,000
		35,870,100

	Commercial Banks - 0.5%
555,000	BankFinancial Corp.	9,884,550
175,000	PrivateBancorp, Inc.	7,285,250
		17,169,800

	Commercial Services & Supplies - 4.6%
890,000	ACCO Brands Corp. *	23,558,300
650,000	Adesa, Inc.	18,037,500
352,000	The Brink's Co.	22,499,840
950,000	Cenveo, Inc. *	20,140,000
512,500	GP Strategies Corp. *	4,253,750
480,000	Mac-Gray Corp. *	5,721,600
767,500	PHH Corp. *	22,157,725
290,000	Standard Parking Corp. *	11,138,900
495,000	The Western Union Co.	11,097,900

Shares		Value

810,000	Wright Express Corp. *	25,247,700
		163,853,215

	Communications Equipment - 0.6%
665,000	Superior Essex, Inc. *	22,111,250

	Construction & Engineering - 4.9%
882,500	Chicago Bridge & Iron Co. N.V.	24,127,550
612,500	Foster Wheeler Ltd. *	33,773,250
625,000	Granite Construction, Inc.	31,450,000
270,000	Integrated Electrical Services, Inc. *	4,803,300
640,000	McDermott International, Inc. *	32,550,400
1,125,000	Quanta Services, Inc. *	22,128,750
750,000	The Shaw Group, Inc. *	25,125,000
		173,958,250
	Construction Materials - 1.0%
556,000	Texas Industries, Inc.	35,711,880

	Consumer Cyclicals - 0.3%
910,000	Coinmach Service Corp.	10,829,000

	Consumer Finance - 0.7%
805,000	MoneyGram International, Inc.	25,244,800

	Distributors - 1.1%
1,960,000	Prestige Brands Holdings, Inc. *	25,519,200
240,000	WESCO International, Inc. *	14,114,400
		39,633,600
	Diversified Financial Services - 1.6%
710,000	GATX Corp.	30,764,300
605,000	Leucadia National Corp.	17,061,000
60,000	Nymex Holdings, Inc. *	7,440,600
		55,265,900

	Drilling Oil And Gas Wells - 0.4%
1,190,000	Pioneer Drilling Co. *	15,803,200

	Electric Utilities - 4.4%
455,000	Allegheny Energy, Inc. *	20,889,050
2,920,000	Aquila, Inc. *	13,724,000
925,000	Cleco Corp.	23,337,750
605,000	DPL, Inc.	16,806,900
3,060,000	Dynegy, Inc. *	22,154,400
173,000	Florida Public Utilities Co.	2,292,250
595,000	NSTAR	20,444,200
450,000	Portland General Electric Co.	12,262,500
705,000	Sierra Pacific Resources *	11,865,150
440,000	Westar Energy, Inc.	11,422,400
		155,198,600

	Electrical Equipment - 2.6%
725,000	General Cable Corp. *	31,689,750

Shares		Value

770,000	NU Horizons Electronics Corp. *	7,923,300
482,000	Regal-Beloit Corp.	25,309,820
565,000	Thomas & Betts Corp. *	26,713,200
		91,636,070

	Energy Equipment & Services - 7.9%
712,500	Allis-Chalmers Energy, Inc. *	16,416,000
462,500	Basic Energy Services, Inc. *	11,400,625
405,000	Bronco Drilling Co., Inc. *	6,961,950
875,000	Dresser-Rand Group, Inc. *	21,411,250
415,000	FMC Technologies, Inc. *	25,576,450
525,000	Helix Energy Solutions Group, Inc. *	16,469,250
540,000	Hercules Offshore, Inc. *	15,606,000
735,000	Hornbeck Offshore Services, Inc. *	26,239,500
372,000	Lufkin Industries, Inc.	21,605,760
755,000	Natural Gas Services Group, Inc. *	10,494,500
1,205,000	Parker Drilling Co. *	9,844,850
1,137,500	RPC, Inc.	19,201,000
4,005,000	Seitel, Inc. *	14,317,875
665,000	Superior Well Services, Inc. *	16,997,400
450,000	Universal Compression Holdings, Inc. *	27,949,500
892,500	Willbros Group, Inc. *	16,868,250
		277,360,160

	Food Products - 2.4%
605,000	Flowers Foods, Inc.	16,328,950
905,000	Lance, Inc.	18,172,400
444,000	Ralcorp Holdings, Inc. *	22,595,160
865,000	TreeHouse Foods, Inc. *	26,988,000
		84,084,510

	Health Care Providers & Services - 0.2%
292,000	Emeritus Corp. *	7,256,200

	Hotels, Restaurants & Leisure - 8.1%
795,000	AFC Enterprises *	14,047,650
625,000	CKE Restaurants, Inc.	11,500,000
4,290,000	Dennys Corp. *	20,205,900
607,500	Gaylord Entertainment Co. *	30,939,975
488,000	Ihop Corp.	25,717,600
1,410,000	Interstate Hotels & Resorts, Inc. *	10,518,600
935,000	Marcus Corp.	23,917,300
757,500	Orient-Express Hotels Ltd.	35,844,900
1,400,000	Red Lion Hotels Corp. *	17,836,000
835,000	The Steak N Shake Co. *	14,696,000
54,000	Triarc Companies - A	1,080,000
982,500	Triarc Cos. - B	21,359,550
652,500	Vail Resorts, Inc. *	29,245,050
940,000	Wyndham Worldwide Corp. *	30,098,800
		287,007,325

Shares		Value

	Industrial Conglomerates - 0.6%
745,000	Walter Industries, Inc.	20,152,250

	Information Retrieval Services - 0.5%
1,165,000	MarketAxess Holdings, Inc. *	15,809,050

	Insurance - 2.7%
955,000	Conseco, Inc. *	19,080,900
1,022,500	Covanta Holding Corp. *	22,535,900
527,500	Crawford & Co.	3,850,750
345,000	Fidelity National Title Group, Inc.	8,238,600
755,000	Meadowbrook Insurance Group, Inc. *	7,466,950
645,000	Onebeacon Insurance Group Ltd. *	18,060,000
1,055,000	The Phoenix Cos., Inc.	16,763,950
		95,997,050

	Machinery - 16.9%
485,000	Actuant Corp.	23,110,250
577,500	Albany International Corp.	19,005,525
617,500	American Railcar Industries, Inc.	21,019,700
399,000	Bucyrus International, Inc.	20,652,240
705,000	CIRCOR International, Inc.	25,936,950
440,000	EnPro Industries, Inc. *	14,612,400
1,260,000	Flow International Corp. *	13,885,200
474,000	Flowserve Corp. *	23,922,780
160,000	Freightcar America, Inc.	8,872,000
676,000	Gardner Denver, Inc. *	25,221,560
955,000	Greenbrier Cos., Inc.	28,650,000
515,000	Joy Global, Inc.	24,895,100
795,000	Kaydon Corp.	31,593,300
927,500	LB Foster Co. *	24,031,525
374,000	Lincoln Electric Holdings, Inc.	22,597,080
497,500	Lindsay Corp.	16,243,375
475,000	The Manitowoc Co., Inc.	28,229,250
1,357,500	Mueller Water Products, Inc. Class A	20,186,025
1,065,825	Mueller Water Products, Inc. Class B	15,880,792
775,000	RBC Bearings, Inc. *	22,211,500
639,000	Terex Corp. *	41,266,620
705,000	Timken Co.	20,571,900
805,000	Trinity Industries, Inc.	28,336,000
440,000	Valmont Industries, Inc.	24,415,600
660,000	Watts Water Technologies, Inc.	27,132,600
770,000	Wabtec Corp.	23,392,600
		595,871,872

	Materials - 0.1%
110,000	Koppers Holdings, Inc.	2,867,700

	Media - 1.0%
47,500	Carmike Cinemas, Inc.	968,525
750,000	Idearc, Inc.	21,487,500
512,500	Interactive Data Corp.	12,320,500
		34,776,525

Shares		Value

	Metals & Mining - 6.9%
425,000	Allegheny Technologies, Inc.	38,539,000
650,000	AM Castle & Co.	16,542,500
800,000	Brush Engineered Materials, Inc. *	27,016,000
308,000	Carpenter Technology	31,576,160
738,000	Chaparral Steel Co.	32,671,260
955,000	Commercial Metals Co.	24,639,000
632,500	Compass Minerals International, Inc.	19,961,700
1,421,900	Gerdau Ameristeel Corp.	12,683,348
600,000	Massey Energy Co.	13,938,000
642,500	Ryerson, Inc.	16,120,325
242,500	Universal Stainless & Alloy *	8,118,900
		241,806,193

	Multiline Retail - 1.9%
665,000	Dillard's, Inc.	23,255,050
1,240,000	Retail Ventures, Inc. *	23,609,600
1,055,000	Saks, Inc.	18,800,100
		65,664,750

	Oil & Gas - 8.8%
945,000	Bois d 'Arc Energy, Inc. *	13,825,350
670,000	Carrizo Oil & Gas, Inc. *	19,443,400
467,500	Cimarex Energy Co.	17,063,750
870,000	CNX Gas Corp. *	22,185,000
670,000	Comstock Resources, Inc. *	20,810,200
504,000	Encore Acquisition Co. *	12,363,120
1,825,000	EXCO Resources, Inc. *	30,860,750
715,000	Goodrich Petroleum Corp. *	25,868,700
1,012,500	McMoRan Exploration Co. *	14,397,750
1,515,000	Petrohawk Energy Corp. *	17,422,500
547,500	Plains Exploration & Production Co. *	26,022,675
610,000	Quicksilver Resources, Inc. *	22,319,900
752,500	Range Resources Corp.	20,663,650
110,000	Tesco Corp. *	1,943,700
830,000	Western Refining, Inc.	21,131,800
560,000	Whiting Petroleum Corp. *	26,096,000
		312,418,245

	Paper & Forest Products - 1.4%
289,000	Deltic Timber Corp.	16,120,420
690,000	Neenah Paper, Inc.	24,370,800
612,500	Wausau-Mosinee Paper Corp.	9,181,375
		49,672,595
	Real Estate - 0.9%
254,000	The St Joe Co.	13,606,780
1,265,000	Winston Hotels, Inc. REIT	16,761,250
		30,368,030

	Road & Rail - 2.3%
254,000	Amerco, Inc. *	22,100,540
1,130,000	Genesee & Wyoming, Inc. *	29,651,200

Shares		Value

885,000	Kansas City Southern *	25,647,300
172,000	Providence and Worcester Railroad Co.	3,354,000
		80,753,040

	Specialty Retail - 1.1%
860,000	PEP Boys-Manny, Moe & Jack	12,779,600
1,340,000	Sally Beauty Holdings, Inc. *	10,452,000
500,000	Stage Stores, Inc.	15,195,000
		38,426,600

	Textiles, Apparel & Luxury Goods - 1.3%
910,000	Hanesbrands, Inc. *	21,494,200
862,500	Movado Group, Inc.	25,012,500
		46,506,700

	Thrifts & Mortgage Finance - 1.6%
932,500	BankAtlantic Bancorp, Inc.	12,877,825
275,000	Citizens First Bancorp, Inc.	8,453,500
440,000	Home Federal Bancorp, Inc.	7,550,400
129,590	KNBT Bancorp, Inc.	2,168,041
945,000	NewAlliance Bancshares, Inc.	15,498,000
120,000	Provident Financial Services, Inc.	2,175,600
225,000	TierOne Corp.	7,112,250
		55,835,616

	TOTAL COMMON STOCKS (Cost $2,921,794,820)	$3,485,863,573

Principal
Amount	SHORT TERM INVESTMENTS - 1.2%	Value
	Commercial Paper - 1.0%
$35,000,000	U.S. Bank, N.A., 4.95%, 02/01/07	$35,000,000

6,216,000	Variable Rate Demand Notes - 0.2% #	6,216,000
	U.S. Bank, N.A., 5.07%

	TOTAL SHORT TERM INVESTMENTS (Cost $41,216,000)	$41,216,000

	Total Investments (Cost $2,963,010,820) - 100.0%	$3,527,079,573
	Other Assets in Excess of Liabilities - 0.0%	56,318
	TOTAL NET ASSETS - 100.0%	$3,527,135,891

Percentages are stated as a percent of net assets.
*	Non Income Producing.
ADR	American Depository Receipt.
REIT	Real Estate Investment Trust.
#	Variable rate demand notes are considered short-term obligations and
	are payable on demand. Interest rates change periodically on specified
	dates. The rates shown are as of December 31, 2006.

The cost basis of investments for federal income tax purposes at December 31, 2006 was as follows[1]:

Cost of investments	$2,963,010,820

Gross unrealized appreciation	626,329,470
Gross unrealized depreciation	(62,260,717)
Net unrealized appreciation	$564,068,753

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Keeley Small Cap Value Fund, Inc.

By (Signature and Title) /s/ John L. Keeley
John L. Keeley, President

Date    2/23/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John L. Keeley
John L. Keeley, President

Date    2/23/07

By (Signature and Title)* /s/ Emily Viehweg
Emily Viehweg, Treasurer

Date    2/23/07